John Hancock Bond Fund Average Annual Total Returns - John Hancock Bond Fund Class NAV [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent	2.39%	0.42%	2.15%
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.52%	(1.27%)	0.49%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.40%	(0.36%)	0.94%